Major Customers and Suppliers - Schedule of Revenue by Major Customers and Suppliers (Details)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	13.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	31.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.00%		9.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	15.00%		7.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	11.00%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	51.00%		37.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	35.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	11.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	8.00%			[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	5.00%			[1]

[1]	Less than 5%